Expense Example {- Templeton Global Bond VIP Fund} - FTVIP Class 2-66 - Templeton Global Bond VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 78
3 years	267
5 years	472
10 years	$ 1,066